FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 10,442	$ 13,338
Financial liabilities	(5,758)	(8,846)
Net financial assets (liabilities)	4,684	4,492
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	9,995	9,590
Financial liabilities	(17,445)	(13,910)
Net financial assets (liabilities)	$ 7,450	$ 4,320